S000019356 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	205 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global Infrastructure Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.05%	4.40%	5.00%
iShares Global Infrastructure ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.34%	4.62%	5.20%
Performance Inception Date					Dec. 10, 2007
iShares Global Infrastructure ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.57%	4.06%	4.60%
iShares Global Infrastructure ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.20%	3.64%	4.15%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.